Chapter 11 Proceedings (Tables)	12 Months Ended
Dec. 31, 2020
Reorganizations [Abstract]
Liabilities subject to compromise
Liabilities subject to compromise, as presented on the Consolidated Balance Sheet as at December 31, 2020, include the following:

(In $ millions)	2020
Senior undersecured or impaired external debt	2,727.1
Derivatives previously recorded at fair value	20.8
Accounts payable and other liabilities	24.4
Accrued interest payable	32.5
Amount due to related party	74.3
Liabilities subject to compromise	2,879.1

Reorganization items, net	The following table summarizes reorganization items:

(In $ millions)	2020
Advisory and professional fees	7.1
Unamortized debt issuance costs	42.9
Interest income on surplus cash invested	(0.2)
Reorganization items, net	49.8